Summary of Significant Accounting Policies - Revenue and Deferred Revenue (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 228,975	$ 164,552
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		$ 111,741
Revenue remaining performance obligation satisfaction period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 42,174
Revenue remaining performance obligation satisfaction period	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		$ 42,461
Revenue remaining performance obligation satisfaction period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 126,168	$ 8,390
Revenue remaining performance obligation satisfaction period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 46,607	$ 1,960
Revenue remaining performance obligation satisfaction period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 14,026
Revenue remaining performance obligation satisfaction period	1 year